PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 89.8%
Corporate Bonds 6.6%
Brazil 0.5%
JSM Global Sarl, Gtd. Notes, 144A	4.750%	10/20/30		200	$154,100
Jamaica 0.5%
Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	148,050
Malaysia 0.6%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	177,163
Mexico 2.9%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	689,327
Petroleos Mexicanos,
Gtd. Notes	6.490	01/23/27		55	49,768
Gtd. Notes, MTN	6.875	08/04/26		105	100,055
					839,150
South Africa 1.4%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	198,037
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24		200	199,000
					397,037
Supranational Bank 0.7%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	12.576(s)	09/05/22	TRY	1,260	67,373
Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600	119,173
					186,546

Total Corporate Bonds (cost $2,457,220)					1,902,046

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligation 0.7%
Brazil
Brazil Letras do Tesouro Nacional, Bills, Series LTN (cost $224,168)	6.144%(s)	01/01/24	BRL	1,318	$213,301
Sovereign Bonds 82.5%
Angola 0.6%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500	11/12/25		200	186,000
Argentina 0.3%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	1.000	07/09/29		24	5,535
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	3.900(cc)	09/01/37		249	75,018
					80,553
Brazil 4.4%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		141	138,823
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	1,857	353,589
Notes, Series NTNB	6.000	05/15/35	BRL	518	97,399
Notes, Series NTNF	10.000	01/01/25	BRL	617	112,726
Notes, Series NTNF	10.000	01/01/27	BRL	2,969	523,134
Notes, Series NTNF	10.000	01/01/31	BRL	200	33,119

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	9,741
					1,268,531
Chile 1.7%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	115,000	110,567
Bonds, 144A	5.000	10/01/28	CLP	110,000	111,020
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	139,998
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	39,054
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	93,091
					493,730

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China 7.7%
China Government Bond,
Bonds, Series 1906	3.290%	05/23/29	CNH	3,690	$567,284
Bonds, Series 1910	3.860	07/22/49	CNH	680	110,474
Bonds, Series INBK	1.990	04/09/25	CNH	5,500	807,835
Bonds, Series INBK	2.850	06/04/27	CNH	1,250	187,765
Bonds, Series INBK	3.270	11/19/30	CNH	2,890	443,435
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	770	124,458
					2,241,251
Colombia 4.8%
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	44,908
Bonds, Series B	6.000	04/28/28	COP	2,121,000	376,882
Bonds, Series B	6.250	07/09/36	COP	866,000	121,425
Bonds, Series B	7.000	03/26/31	COP	1,288,000	218,460
Bonds, Series B	7.000	06/30/32	COP	1,457,100	238,936
Bonds, Series B	7.250	10/18/34	COP	777,800	124,000
Bonds, Series B	7.250	10/26/50	COP	210,000	28,883
Bonds, Series B	7.750	09/18/30	COP	500,000	90,447
Bonds, Series G	7.000	03/26/31	COP	759,800	128,694
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	202,405	32,779
					1,405,414
Czech Republic 2.9%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,000	84,167
Bonds, Series 078	2.500	08/25/28	CZK	2,100	77,188
Bonds, Series 094	0.950	05/15/30	CZK	5,720	184,965
Bonds, Series 103	2.000	10/13/33	CZK	7,340	250,138
Bonds, Series 105	2.750	07/23/29	CZK	3,500	130,429
Bonds, Series 121	1.200	03/13/31	CZK	3,300	106,602
					833,489
Gabon 0.6%
Gabon Government International Bond, Sr. Unsec’d. Notes	6.950	06/16/25		200	164,662
Hungary 3.7%
Hungary Government Bond,
Bonds, Series 26/D	2.750	12/22/26	HUF	171,150	324,907

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government Bond, (cont’d.)
Bonds, Series 26/E	1.500%	04/22/26	HUF	59,060	$110,795
Bonds, Series 26/F	1.500	08/26/26	HUF	65,380	119,639
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	80,051
Bonds, Series 28/A	6.750	10/22/28	HUF	35,160	78,180
Bonds, Series 28/B	4.500	03/23/28	HUF	20,430	40,787
Bonds, Series 29/A	2.000	05/23/29	HUF	128,070	213,787
Bonds, Series 34/A	2.250	06/22/34	HUF	24,810	35,496
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	30,947
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	42,961
					1,077,550
Indonesia 11.0%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	6,596,000	474,939
Bonds, Series 059	7.000	05/15/27	IDR	2,362,000	160,758
Bonds, Series 068	8.375	03/15/34	IDR	6,268,000	453,223
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	99,244
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	271,420
Bonds, Series 072	8.250	05/15/36	IDR	3,816,000	274,639
Bonds, Series 073	8.750	05/15/31	IDR	4,940,000	364,692
Bonds, Series 075	7.500	05/15/38	IDR	3,754,000	255,624
Bonds, Series 078	8.250	05/15/29	IDR	4,814,000	345,654
Bonds, Series 079	8.375	04/15/39	IDR	400,000	29,260
Bonds, Series 081	6.500	06/15/25	IDR	993,000	67,550
Bonds, Series 082	7.000	09/15/30	IDR	5,915,000	395,397
					3,192,400
Ivory Coast 0.3%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250	03/22/30	EUR	115	90,598
Malaysia 4.7%
Malaysia Government Bond,
Bonds, Series 0115	3.955	09/15/25	MYR	680	154,373
Bonds, Series 0118	3.882	03/14/25	MYR	977	221,442
Bonds, Series 0120	4.065	06/15/50	MYR	660	136,259
Bonds, Series 0219	3.885	08/15/29	MYR	1,410	315,760
Bonds, Series 0317	4.762	04/07/37	MYR	842	200,175
Bonds, Series 0411	4.232	06/30/31	MYR	280	63,944
Bonds, Series 0413	3.844	04/15/33	MYR	390	85,588

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Malaysia (cont’d.)
Malaysia Government Bond, (cont’d.)
Bonds, Series 0419	3.828%	07/05/34	MYR	400	$86,871

Malaysia Government Investment Issue, Bonds, Series 0121	3.447	07/15/36	MYR	430	88,074
					1,352,486
Mexico 4.1%
Mexican Bonos,
Bonds, Series M	7.750	05/29/31	MXN	6,610	307,029
Bonds, Series M	8.000	11/07/47	MXN	5,313	241,070
Bonds, Series M30	10.000	11/20/36	MXN	1,718	93,845
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	4,192	185,863
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	4,817	230,826

Mexican Udibonos, Bonds, Series S	2.750	11/27/31	MXN	3,149	139,539
					1,198,172
Pakistan 1.0%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	09/30/25		200	110,022
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		200	174,662
					284,684
Peru 2.3%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	210	47,663
Bonds	6.950	08/12/31	PEN	190	44,679
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	99,598
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	580	115,915
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	393	86,195
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.350	08/12/28	PEN	435	102,261
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	53,286
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,564
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	112,403
					663,564

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines 0.3%
Philippine Government Bond, Bonds, Series 1060	3.625%	09/09/25	PHP	5,600	$96,041
Poland 6.6%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	273,946
Bonds, Series 0725	3.250	07/25/25	PLN	3,021	600,486
Bonds, Series 0726	2.500	07/25/26	PLN	2,960	559,907
Bonds, Series 1026	0.250	10/25/26	PLN	280	47,696
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	313,223
Bonds, Series 1030	1.250	10/25/30	PLN	750	115,917
					1,911,175
Romania 1.7%
Romania Government Bond,
Bonds, Series 07YR	3.250	04/29/24	RON	750	143,388
Bonds, Series 07YR	4.850	04/22/26	RON	980	181,659
Bonds, Series 10YR	5.850	04/26/23	RON	460	93,794
Bonds, Series 15YR	3.650	09/24/31	RON	590	88,505
					507,346
Russia 1.7%
Russian Federal Bond - OFZ,
Bonds, Series 6212	7.050	01/19/28(d)	RUB	7,215	25,448
Bonds, Series 6218	8.500	09/17/31(d)	RUB	16,712	58,944
Bonds, Series 6221	7.700	03/23/33(d)	RUB	14,280	50,366
Bonds, Series 6224	6.900	05/23/29(d)	RUB	27,635	97,470
Bonds, Series 6228	7.650	04/10/30(d)	RUB	22,600	79,711
Bonds, Series 6229	7.150	11/12/25(d)	RUB	7,500	26,453
Bonds, Series 6230	7.700	03/16/39(d)	RUB	13,030	45,958
Bonds, Series 6232	6.000	10/06/27(d)	RUB	8,500	29,980
Bonds, Series 6235	5.900	03/12/31(d)	RUB	12,884	45,443

Russian Federal Inflation Linked Bond, Unsec’d. Notes, Series 2003	2.500	07/17/30(d)	RUB	9,503	33,516
					493,289

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.4%
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500%	01/11/26	RSD	9,460	$77,726
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	44,732
					122,458
South Africa 14.4%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	12,695	672,039
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	8,470	433,015
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	6,104	313,326
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	9,043	438,840
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	2,480	123,147
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	5,485	262,578
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	2,955	140,743
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	17,734	1,125,939
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	153,787
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	7,550	362,079
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,565	174,326
					4,199,819
Thailand 6.9%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	99,126
Bonds	2.000	06/17/42	THB	2,080	45,722
Bonds	2.875	12/17/28	THB	12,015	334,956
Bonds	2.875	06/17/46	THB	3,065	72,816
Bonds	3.300	06/17/38	THB	4,300	117,528
Bonds	3.400	06/17/36	THB	9,585	267,644
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	61,761
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	19,346
Sr. Unsec’d. Notes	2.000	12/17/31	THB	18,625	482,813
Sr. Unsec’d. Notes	2.125	12/17/26	THB	4,535	122,695
Sr. Unsec’d. Notes	3.650	06/20/31	THB	2,559	75,497
Sr. Unsec’d. Notes	3.775	06/25/32	THB	9,780	292,758
					1,992,662
Turkey 0.1%
Turkey Government Bond, Bonds	8.500	09/14/22	TRY	395	21,766

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 0.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750%	06/20/26(d)	EUR	150	$29,512
Sr. Unsec’d. Notes	7.750	09/01/24		222	42,180
					71,692
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	41,125

Total Sovereign Bonds (cost $30,390,013)					23,990,457

Total Long-Term Investments (cost $33,071,401)					26,105,804

	Shares
Short-Term Investments 1.5%
Unaffiliated Fund 1.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $361,076)	361,076	361,076
Options Purchased*~ 0.2%
	(cost $53,269)		66,096

	Total Short-Term Investments (cost $414,345)		427,172

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 91.3% (cost $33,485,746)		26,532,976
Options Written*~ (0.3)%
	(premiums received $77,983)		(78,584)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 91.0% (cost $33,407,763)		26,454,392
	Other assets in excess of liabilities(z) 9.0%		2,625,660

	Net Assets 100.0%		$29,080,052

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55		—		280	$8,180
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00		—		140	—
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.55		—		283	8,203
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/13/22	6.85		—		1,771	5,620
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.50		—		977	35,240
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	10/25/22	81.00		—		704	4,460
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	08/11/22	21.00		—		266	567
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/23/22	17.25		—		283	3,760
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	08/23/22	23.00		—	EUR	142	1
Currency Option USD vs BRL	Put	Goldman Sachs International	08/04/22	3.90		—		232	—
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/09/22	4.00		—		287	—
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/31/22	4.40		—		62	4
Currency Option USD vs BRL	Put	Goldman Sachs International	10/11/22	3.90		—		225	11
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	08/18/22	675.00		—		285	—
Currency Option USD vs CLP	Put	Citibank, N.A.	10/20/22	650.00		—		143	4
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60		—		280	—
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	5.75		—		283	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Put	Morgan Stanley & Co. International PLC	08/18/22	3,650.00		—		214	$3
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	08/11/22	18.00		—		266	—
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	09/06/22	17.00		—		1,401	6
Currency Option USD vs ZAR	Put	Citibank, N.A.	09/23/22	14.25		—		283	33
Currency Option USD vs ZAR	Put	JPMorgan Chase Bank, N.A.	09/28/22	13.00		—		432	4
Total Options Purchased (cost $53,269)								$66,096
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90		—		420	$(89)
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.80		—		283	(1,093)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/13/22	7.05		—		1,771	(1,237)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.75		—		977	(9,570)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	10/25/22	83.00		—		704	(1,631)
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/23/22	18.25		—		283	(1,209)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	08/23/22	24.50		—	EUR	142	(376)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/09/22	5.10		—		287	(1,869)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/31/22	5.00		—		62	(420)
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	08/18/22	880.00		—		285	(2,810)
Currency Option USD vs CLP	Put	Citibank, N.A.	10/20/22	850.00		—		143	(1,767)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40		—		280	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	6.25		—		283	$(1)
Currency Option USD vs COP	Put	Morgan Stanley & Co. International PLC	08/18/22	4,150.00		—		214	(919)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	08/11/22	20.30		—		266	(1,646)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	09/06/22	21.50		—		961	(50,602)
Currency Option USD vs ZAR	Put	Citibank, N.A.	09/23/22	16.25		—		283	(3,345)
Total Options Written (premiums received $77,983)								$(78,584)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
3	2 Year U.S. Treasury Notes	Sep. 2022	$631,383	$1,068
1	5 Year Euro-Bobl	Sep. 2022	130,689	(2,771)
6	5 Year U.S. Treasury Notes	Sep. 2022	682,359	(3,329)
1	10 Year U.S. Treasury Notes	Sep. 2022	121,141	(1,157)
				$(6,189)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	110	$74,913	$76,948	$2,035	$—
Brazilian Real,
Expiring 08/02/22	Citibank, N.A.	BRL	3,326	621,457	642,074	20,617	—
Expiring 08/02/22	Citibank, N.A.	BRL	413	75,981	79,674	3,693	—
Expiring 08/02/22	Goldman Sachs International	BRL	1,213	230,000	234,132	4,132	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	BRL	952	180,634	183,841	3,207	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	20,023	$3,798,575	$3,865,272	$66,697	$—
Expiring 08/02/22	UBS AG	BRL	644	119,000	124,364	5,364	—
Expiring 09/02/22	Deutsche Bank AG	BRL	470	85,050	89,885	4,835	—
Expiring 09/02/22	Deutsche Bank AG	BRL	199	37,476	38,007	531	—
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	12,831	2,323,912	2,454,313	130,401	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	228,306	273,420	250,981	—	(22,439)
Chinese Renminbi,
Expiring 08/23/22	Barclays Bank PLC	CNH	395	58,893	58,528	—	(365)
Expiring 08/23/22	Citibank, N.A.	CNH	2,329	347,000	345,103	—	(1,897)
Expiring 08/23/22	Citibank, N.A.	CNH	845	126,277	125,264	—	(1,013)
Expiring 08/23/22	Goldman Sachs International	CNH	2,080	309,000	308,162	—	(838)
Expiring 08/23/22	HSBC Bank PLC	CNH	2,222	330,996	329,287	—	(1,709)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	2,500	370,430	370,469	39	—
Expiring 08/23/22	Standard Chartered Bank	CNH	10,576	1,577,169	1,567,290	—	(9,879)
Colombian Peso,
Expiring 09/21/22	BNP Paribas S.A.	COP	196,284	48,694	45,357	—	(3,337)
Expiring 09/21/22	Citibank, N.A.	COP	3,128,838	808,851	723,001	—	(85,850)
Expiring 09/21/22	Citibank, N.A.	COP	140,938	32,482	32,568	86	—
Expiring 09/21/22	Goldman Sachs International	COP	1,098,588	249,000	253,858	4,858	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	243,720	57,850	56,318	—	(1,532)
Expiring 09/21/22	The Toronto-Dominion Bank	COP	300,000	67,507	69,323	1,816	—
Czech Koruna,
Expiring 10/19/22	Citibank, N.A.	CZK	8,952	363,184	367,770	4,586	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	14,020	567,451	575,992	8,541	—
Egyptian Pound,
Expiring 11/30/22	Citibank, N.A.	EGP	4,319	210,277	211,088	811	—
Expiring 11/30/22	Citibank, N.A.	EGP	3,247	162,200	158,704	—	(3,496)
Expiring 11/30/22	Citibank, N.A.	EGP	1,294	64,000	63,246	—	(754)
Expiring 11/30/22	Citibank, N.A.	EGP	587	28,000	28,710	710	—
Expiring 11/30/22	Citibank, N.A.	EGP	483	23,000	23,606	606	—
Expiring 11/30/22	Morgan Stanley & Co. International PLC	EGP	1,042	51,000	50,910	—	(90)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	51,604	$129,860	$127,869	$—	$(1,991)
Expiring 10/19/22	Barclays Bank PLC	HUF	81,329	206,000	201,523	—	(4,477)
Expiring 10/19/22	Barclays Bank PLC	HUF	47,060	117,000	116,609	—	(391)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	64,704	156,000	160,330	4,330	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	51,781	125,000	128,307	3,307	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	50,547	122,000	125,250	3,250	—
Expiring 10/19/22	UBS AG	HUF	61,910	152,000	153,405	1,405	—
Expiring 10/19/22	UBS AG	HUF	59,799	151,000	148,175	—	(2,825)
Expiring 10/19/22	UBS AG	HUF	50,369	124,000	124,808	808	—
Indian Rupee,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	INR	11,540	145,172	144,756	—	(416)
Indonesian Rupiah,
Expiring 09/21/22	Citibank, N.A.	IDR	7,317,608	484,257	492,696	8,439	—
Expiring 09/21/22	Goldman Sachs International	IDR	1,159,620	77,000	78,077	1,077	—
Expiring 09/21/22	HSBC Bank PLC	IDR	19,990,524	1,326,000	1,345,966	19,966	—
Expiring 09/21/22	Standard Chartered Bank	IDR	1,728,795	115,000	116,400	1,400	—
Israeli Shekel,
Expiring 09/21/22	Bank of America, N.A.	ILS	783	223,000	231,095	8,095	—
Expiring 09/21/22	Citibank, N.A.	ILS	3,768	1,071,919	1,112,236	40,317	—
Expiring 09/21/22	Goldman Sachs International	ILS	1,061	306,000	313,142	7,142	—
Expiring 09/21/22	Goldman Sachs International	ILS	123	36,968	36,323	—	(645)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	469	139,000	138,553	—	(447)
Japanese Yen,
Expiring 10/19/22	BNP Paribas S.A.	JPY	13,106	96,056	98,934	2,878	—
Malaysian Ringgit,
Expiring 09/21/22	Barclays Bank PLC	MYR	2,575	586,419	578,122	—	(8,297)
Expiring 09/21/22	Goldman Sachs International	MYR	2,723	615,000	611,422	—	(3,578)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MYR	2,858	640,000	641,737	1,737	—
Mexican Peso,
Expiring 09/21/22	BNP Paribas S.A.	MXN	5,433	272,000	263,875	—	(8,125)
Expiring 09/21/22	Citibank, N.A.	MXN	1,543	73,362	74,923	1,561	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/22	Goldman Sachs International	MXN	465	$23,285	$22,573	$—	$(712)
Expiring 09/21/22	HSBC Bank PLC	MXN	44,843	2,233,817	2,177,940	—	(55,877)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	7,559	378,000	367,131	—	(10,869)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MXN	1,457	70,840	70,751	—	(89)
Expiring 09/21/22	UBS AG	MXN	9,051	439,800	439,574	—	(226)
Expiring 09/21/22	UBS AG	MXN	3,268	156,509	158,716	2,207	—
Expiring 09/21/22	UBS AG	MXN	763	37,376	37,060	—	(316)
New Taiwanese Dollar,
Expiring 09/21/22	Goldman Sachs International	TWD	11,135	376,000	371,818	—	(4,182)
Expiring 09/21/22	Goldman Sachs International	TWD	9,272	312,000	309,613	—	(2,387)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	39,120	1,317,785	1,306,257	—	(11,528)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	9,176	309,000	306,409	—	(2,591)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	2,308	77,434	77,081	—	(353)
Expiring 09/21/22	UBS AG	TWD	9,295	312,000	310,365	—	(1,635)
Peruvian Nuevo Sol,
Expiring 09/21/22	Bank of America, N.A.	PEN	687	183,083	173,950	—	(9,133)
Expiring 09/21/22	Barclays Bank PLC	PEN	554	147,699	140,261	—	(7,438)
Expiring 09/21/22	Barclays Bank PLC	PEN	309	82,218	78,077	—	(4,141)
Expiring 09/21/22	BNP Paribas S.A.	PEN	2,718	714,363	687,784	—	(26,579)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	110	28,451	27,769	—	(682)
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	28,951	533,000	521,313	—	(11,687)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	25,049	465,000	451,049	—	(13,951)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	19,196	358,476	345,668	—	(12,808)
Expiring 09/21/22	Standard Chartered Bank	PHP	28,675	535,629	516,347	—	(19,282)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	28,170	526,537	507,250	—	(19,287)
Polish Zloty,
Expiring 10/19/22	HSBC Bank PLC	PLN	816	170,804	173,487	2,683	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	1,119	240,648	238,096	—	(2,552)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu,
Expiring 10/19/22	Citibank, N.A.	RON	2,036	$411,923	$416,785	$4,862	$—
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	229	166,811	165,783	—	(1,028)
Expiring 09/21/22	HSBC Bank PLC	SGD	300	217,000	217,426	426	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	281	203,000	203,655	655	—
South African Rand,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,526	208,000	210,891	2,891	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,263	78,249	75,529	—	(2,720)
Expiring 09/21/22	Standard Chartered Bank	ZAR	29,268	1,774,984	1,750,454	—	(24,530)
Expiring 09/21/22	Standard Chartered Bank	ZAR	4,252	262,000	254,291	—	(7,709)
South Korean Won,
Expiring 09/21/22	Goldman Sachs International	KRW	327,784	250,000	251,637	1,637	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	413,349	316,000	317,325	1,325	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	181,653	140,000	139,454	—	(546)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	789,394	607,841	606,012	—	(1,829)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	435,610	337,000	334,414	—	(2,586)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	92,313	71,000	70,868	—	(132)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	47,174	35,953	36,215	262	—
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	15,175	427,008	413,783	—	(13,225)
Expiring 09/21/22	Citibank, N.A.	THB	1,653	45,573	45,074	—	(499)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	17,446	483,000	475,706	—	(7,294)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	11,144	309,000	303,865	—	(5,135)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	4,458	122,000	121,546	—	(454)
Expiring 09/21/22	Standard Chartered Bank	THB	11,256	310,000	306,936	—	(3,064)
Turkish Lira,
Expiring 09/21/22	UBS AG	TRY	7,143	361,890	372,392	10,502	—
				$38,331,678	$38,274,958	396,727	(453,447)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	110	$77,073	$76,948	$125	$—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	111	75,192	77,365	—	(2,173)
Brazilian Real,
Expiring 08/02/22	Barclays Bank PLC	BRL	410	77,833	79,106	—	(1,273)
Expiring 08/02/22	BNP Paribas S.A.	BRL	605	112,000	116,831	—	(4,831)
Expiring 08/02/22	Citibank, N.A.	BRL	10,447	1,945,019	2,016,642	—	(71,623)
Expiring 08/02/22	Citibank, N.A.	BRL	1,209	222,000	233,428	—	(11,428)
Expiring 08/02/22	Citibank, N.A.	BRL	367	66,793	70,857	—	(4,064)
Expiring 08/02/22	Standard Chartered Bank	BRL	832	153,000	160,560	—	(7,560)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	12,702	2,321,200	2,451,933	—	(130,733)
Expiring 09/02/22	JPMorgan Chase Bank, N.A.	BRL	216	41,151	41,323	—	(172)
Expiring 09/02/22	Morgan Stanley & Co. International PLC	BRL	146	26,629	27,874	—	(1,245)
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	94	72,000	73,229	—	(1,229)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	93	71,000	72,836	—	(1,836)
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	46,352	46,000	50,956	—	(4,956)
Expiring 09/21/22	BNP Paribas S.A.	CLP	19,395	22,944	21,321	1,623	—
Expiring 09/21/22	UBS AG	CLP	204,237	220,000	224,522	—	(4,522)
Expiring 09/21/22	UBS AG	CLP	145,402	151,000	159,844	—	(8,844)
Expiring 09/21/22	UBS AG	CLP	130,281	132,000	143,221	—	(11,221)
Chinese Renminbi,
Expiring 08/23/22	Goldman Sachs International	CNH	1,736	254,000	257,199	—	(3,199)
Expiring 08/23/22	HSBC Bank PLC	CNH	3,746	559,000	555,179	3,821	—
Expiring 08/23/22	HSBC Bank PLC	CNH	2,075	307,000	307,515	—	(515)
Expiring 08/23/22	HSBC Bank PLC	CNH	2,018	299,000	298,990	10	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	24,021	3,508,052	3,559,570	—	(51,518)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	2,112	313,000	312,924	76	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	906	135,051	134,244	807	—
Colombian Peso,
Expiring 09/21/22	Barclays Bank PLC	COP	179,143	42,855	41,396	1,459	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/21/22	BNP Paribas S.A.	COP	259,727	$57,034	$60,017	$—	$(2,983)
Expiring 09/21/22	BNP Paribas S.A.	COP	220,273	57,199	50,900	6,299	—
Expiring 09/21/22	Citibank, N.A.	COP	3,347,805	784,948	773,599	11,349	—
Expiring 09/21/22	Citibank, N.A.	COP	932,424	199,000	215,461	—	(16,461)
Expiring 09/21/22	Citibank, N.A.	COP	365,000	84,043	84,343	—	(300)
Expiring 09/21/22	HSBC Bank PLC	COP	514,730	118,030	118,942	—	(912)
Czech Koruna,
Expiring 10/19/22	Citibank, N.A.	CZK	380	15,608	15,608	—	—
Expiring 10/19/22	HSBC Bank PLC	CZK	7,450	307,000	306,069	931	—
Egyptian Pound,
Expiring 11/30/22	Morgan Stanley & Co. International PLC	EGP	2,738	136,363	133,823	2,540	—
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	288	297,000	296,138	862	—
Expiring 10/19/22	Barclays Bank PLC	EUR	119	120,728	122,437	—	(1,709)
Expiring 10/19/22	Deutsche Bank AG	EUR	209	211,781	214,761	—	(2,980)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	358	367,000	367,972	—	(972)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	165	169,869	169,891	—	(22)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	70	71,000	72,438	—	(1,438)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	EUR	20	20,000	20,261	—	(261)
Expiring 10/19/22	Standard Chartered Bank	EUR	198	202,818	203,182	—	(364)
Expiring 10/19/22	The Toronto-Dominion Bank	EUR	235	236,980	241,275	—	(4,295)
Expiring 10/19/22	UBS AG	EUR	422	428,000	433,397	—	(5,397)
Hungarian Forint,
Expiring 10/19/22	Citibank, N.A.	HUF	9,566	24,086	23,704	382	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	198,139	485,326	490,966	—	(5,640)
Indian Rupee,
Expiring 09/21/22	Barclays Bank PLC	INR	8,908	113,000	111,738	1,262	—
Expiring 09/21/22	Credit Suisse International	INR	27,606	351,128	346,281	4,847	—
Indonesian Rupiah,
Expiring 09/21/22	Barclays Bank PLC	IDR	1,333,488	91,869	89,784	2,085	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	1,298,278	86,477	87,413	—	(936)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	17,772,454	1,179,522	1,196,622	—	(17,100)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	10,775,398	$745,341	$725,509	$19,832	$—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	580,784	38,343	39,104	—	(761)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	410,099	27,344	27,612	—	(268)
Expiring 09/21/22	Standard Chartered Bank	IDR	6,691,517	455,000	450,541	4,459	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	2,549	768,972	752,239	16,733	—
Expiring 09/21/22	Barclays Bank PLC	ILS	980	294,000	289,308	4,692	—
Expiring 09/21/22	Citibank, N.A.	ILS	2,549	769,668	752,239	17,429	—
Expiring 09/21/22	Citibank, N.A.	ILS	1,901	553,000	561,190	—	(8,190)
Expiring 09/21/22	Citibank, N.A.	ILS	1,291	388,000	380,930	7,070	—
Expiring 09/21/22	Citibank, N.A.	ILS	1,022	297,000	301,735	—	(4,735)
Expiring 09/21/22	Citibank, N.A.	ILS	787	228,500	232,309	—	(3,809)
Expiring 09/21/22	Citibank, N.A.	ILS	782	228,500	230,717	—	(2,217)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	1,707	490,000	503,953	—	(13,953)
Malaysian Ringgit,
Expiring 09/21/22	Barclays Bank PLC	MYR	542	122,966	121,754	1,212	—
Expiring 09/21/22	Barclays Bank PLC	MYR	409	92,927	91,900	1,027	—
Expiring 09/21/22	Goldman Sachs International	MYR	172	38,705	38,723	—	(18)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MYR	120	26,813	26,975	—	(162)
Mexican Peso,
Expiring 09/21/22	Citibank, N.A.	MXN	30,590	1,478,021	1,485,714	—	(7,693)
Expiring 09/21/22	Citibank, N.A.	MXN	2,109	100,830	102,430	—	(1,600)
Expiring 09/21/22	Goldman Sachs International	MXN	6,332	306,000	307,524	—	(1,524)
Expiring 09/21/22	Goldman Sachs International	MXN	3,776	181,000	183,402	—	(2,402)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	7,089	343,000	344,285	—	(1,285)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	3,892	185,000	189,011	—	(4,011)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	2,400	118,992	116,552	2,440	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	942	45,808	45,735	73	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MXN	5,152	250,000	250,207	—	(207)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/22	Standard Chartered Bank	MXN	1,531	$73,000	$74,378	$—	$(1,378)
Expiring 09/21/22	The Toronto-Dominion Bank	MXN	1,801	90,126	87,460	2,666	—
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	18,565	633,739	619,919	13,820	—
Expiring 09/21/22	Citibank, N.A.	TWD	12,254	417,000	409,160	7,840	—
Expiring 09/21/22	Goldman Sachs International	TWD	21,498	734,749	717,843	16,906	—
Expiring 09/21/22	HSBC Bank PLC	TWD	23,782	812,860	794,102	18,758	—
Expiring 09/21/22	HSBC Bank PLC	TWD	9,967	342,000	332,806	9,194	—
Expiring 09/21/22	HSBC Bank PLC	TWD	3,177	108,000	106,088	1,912	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	18,806	642,000	627,961	14,039	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	16,027	543,000	535,164	7,836	—
Peruvian Nuevo Sol,
Expiring 09/21/22	Barclays Bank PLC	PEN	438	111,281	110,909	372	—
Expiring 09/21/22	Barclays Bank PLC	PEN	214	56,393	54,173	2,220	—
Expiring 09/21/22	Citibank, N.A.	PEN	1,289	331,587	326,131	5,456	—
Expiring 09/21/22	Citibank, N.A.	PEN	142	35,900	35,864	36	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	22,943	404,000	413,136	—	(9,136)
Expiring 09/21/22	Citibank, N.A.	PHP	21,631	391,000	389,513	1,487	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	12,087	214,734	217,646	—	(2,912)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	PHP	35,980	647,583	647,884	—	(301)
Expiring 09/21/22	Standard Chartered Bank	PHP	13,949	249,000	251,174	—	(2,174)
Expiring 09/21/22	Standard Chartered Bank	PHP	9,087	161,266	163,635	—	(2,369)
Polish Zloty,
Expiring 10/19/22	BNP Paribas S.A.	PLN	1,424	296,375	302,871	—	(6,496)
Expiring 10/19/22	Citibank, N.A.	PLN	161	34,115	34,263	—	(148)
Singapore Dollar,
Expiring 09/21/22	Citibank, N.A.	SGD	255	182,341	184,579	—	(2,238)
South African Rand,
Expiring 09/21/22	Barclays Bank PLC	ZAR	1,410	90,578	84,332	6,246	—
Expiring 09/21/22	Citibank, N.A.	ZAR	321	18,973	19,218	—	(245)
Expiring 09/21/22	Deutsche Bank AG	ZAR	4,699	287,000	281,024	5,976	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	18,977	1,143,688	1,134,996	8,692	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	3,542	209,000	211,824	—	(2,824)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	4,809	281,000	287,624	—	(6,624)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	2,343	$136,429	$140,120	$—	$(3,691)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,107	67,000	66,178	822	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	488	29,520	29,164	356	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ZAR	702	44,086	41,957	2,129	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	37,446	2,389,667	2,239,589	150,078	—
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	750,777	604,204	576,367	27,837	—
Expiring 09/21/22	Goldman Sachs International	KRW	612,038	475,000	469,857	5,143	—
Expiring 09/21/22	HSBC Bank PLC	KRW	458,834	355,000	352,243	2,757	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	665,310	513,000	510,753	2,247	—
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	11,183	306,000	304,928	1,072	—
Expiring 09/21/22	Goldman Sachs International	THB	10,110	296,000	275,673	20,327	—
Expiring 09/21/22	Goldman Sachs International	THB	9,128	266,092	248,900	17,192	—
Expiring 09/21/22	HSBC Bank PLC	THB	16,517	474,000	450,394	23,606	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	20,414	576,000	556,639	19,361	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	18,834	536,000	513,552	22,448	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	12,210	355,908	332,933	22,975	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	11,721	326,000	319,603	6,397	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	11,208	306,000	305,608	392	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	2,422	70,965	66,032	4,933	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	THB	1,079	31,351	29,410	1,941	—
Turkish Lira,
Expiring 09/21/22	Barclays Bank PLC	TRY	818	44,000	42,652	1,348	—
Expiring 09/21/22	HSBC Bank PLC	TRY	2,177	120,805	113,508	7,297	—
Expiring 09/21/22	HSBC Bank PLC	TRY	812	42,468	42,359	109	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TRY	639	$35,744	$33,333	$2,411	$—
Expiring 09/21/22	UBS AG	TRY	1,280	72,105	66,738	5,367	—
				$44,055,963	$43,948,600	585,446	(478,083)
						$982,173	$(931,530)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.37.V1	06/20/27	1.000%(Q)	1,380	$147,431	$128,440	$(18,991)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	3,324	01/02/23	6.450%(T)	1 Day BROIS(2)(T)	$—	$(33,113)	$(33,113)
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)	—	(38,901)	(38,901)
BRL	5,130	01/02/24	12.990%(T)	1 Day BROIS(2)(T)	—	(4,574)	(4,574)
BRL	8,143	01/02/24	13.000%(T)	1 Day BROIS(2)(T)	—	(7,073)	(7,073)
BRL	5,472	01/02/24	13.940%(T)	1 Day BROIS(2)(T)	—	8,197	8,197
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	—	(42,905)	(42,905)
BRL	2,354	01/02/25	7.950%(T)	1 Day BROIS(2)(T)	—	(53,160)	(53,160)
BRL	2,540	01/02/25	8.140%(T)	1 Day BROIS(1)(T)	—	51,307	51,307
BRL	3,354	01/02/25	12.050%(T)	1 Day BROIS(2)(T)	—	(9,721)	(9,721)
BRL	2,912	01/02/25	12.830%(T)	1 Day BROIS(1)(T)	—	(2,298)	(2,298)
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)	—	(31,814)	(31,814)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)	—	(47,822)	(47,822)
BRL	1,885	01/04/27	7.745%(T)	1 Day BROIS(1)(T)	—	73,355	73,355
BRL	744	01/04/27	9.300%(T)	1 Day BROIS(1)(T)	—	20,004	20,004
BRL	1,788	01/04/27	10.250%(T)	1 Day BROIS(1)(T)	—	32,733	32,733
BRL	5,652	01/04/27	11.085%(T)	1 Day BROIS(1)(T)	1,437	69,519	68,082
BRL	1,948	01/04/27	11.680%(T)	1 Day BROIS(2)(T)	1,683	(14,024)	(15,707)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)	—	(8,064)	(8,064)
BRL	3,244	01/04/27	12.000%(T)	1 Day BROIS(1)(T)	—	14,055	14,055
BRL	1,601	01/04/27	12.200%(T)	1 Day BROIS(2)(T)	—	(754)	(754)
BRL	1,705	01/04/27	12.360%(T)	1 Day BROIS(1)(T)	—	2,192	2,192
BRL	5,906	01/04/27	13.105%(T)	1 Day BROIS(2)(T)	7,247	28,823	21,576
BRL	1,725	01/04/27	13.270%(T)	1 Day BROIS(1)(T)	—	(10,742)	(10,742)
CLP	734,700	06/29/24	8.250%(S)	1 Day CLOIS(1)(S)	—	16,939	16,939
CLP	511,600	09/21/27	6.660%(S)	1 Day CLOIS(1)(S)	—	5,794	5,794
CLP	327,760	09/21/27	7.462%(S)	1 Day CLOIS(1)(S)	—	(8,434)	(8,434)
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	224	224
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	(12,726)	(12,726)
COP	1,382,980	06/15/27	8.230%(Q)	1 Day COOIS(2)(Q)	(6,579)	(10,209)	(3,630)
COP	3,271,000	09/21/27	9.200%(Q)	1 Day COOIS(1)(Q)	—	(3,942)	(3,942)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)	—	(6,989)	(6,989)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)	—	(56,498)	(56,498)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	385,420	06/27/24	9.400%(A)	3 Month BUBOR(2)(Q)	$—	$(22,950)	$(22,950)
HUF	157,860	09/03/26	2.660%(A)	6 Month BUBOR(1)(S)	5,523	98,807	93,284
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)	—	51,596	51,596
KRW	600,000	06/15/27	2.410%(Q)	3 Month KWCDC(1)(Q)	18,212	10,673	(7,539)
KRW	1,196,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)	1,474	6,322	4,848
KRW	600,000	09/21/27	3.639%(Q)	3 Month KWCDC(2)(Q)	1,471	15,194	13,723
MXN	12,530	07/24/24	8.865%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(2,892)	(2,892)
MXN	7,470	09/18/24	9.735%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(6,334)	(6,334)
MXN	11,330	09/18/24	9.773%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(9,995)	(9,995)
MXN	15,280	09/18/24	9.780%(M)	28 Day Mexican Interbank Rate(1)(M)	1,380	(13,575)	(14,955)
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(11,138)	(80,285)	(69,147)
MXN	124	06/09/27	8.543%(M)	28 Day Mexican Interbank Rate(1)(M)	71	(83)	(154)
MXN	11,640	06/09/27	8.802%(M)	28 Day Mexican Interbank Rate(2)(M)	—	13,874	13,874
MXN	4,580	09/15/27	8.338%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,380	1,380
MXN	2,551	09/15/27	8.462%(M)	28 Day Mexican Interbank Rate(1)(M)	2,847	(1,399)	(4,246)
MXN	12,200	09/15/27	8.806%(M)	28 Day Mexican Interbank Rate(2)(M)	—	15,088	15,088
MXN	2,110	09/15/27	8.880%(M)	28 Day Mexican Interbank Rate(2)(M)	—	2,922	2,922
MXN	8,176	09/15/27	8.987%(M)	28 Day Mexican Interbank Rate(1)(M)	426	(13,067)	(13,493)
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)	(31,571)	(22,512)	9,059
MXN	4,450	07/24/31	6.780%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(19,786)	(19,786)
MXN	11,970	09/08/32	8.856%(M)	28 Day Mexican Interbank Rate(2)(M)	2,721	26,072	23,351
PLN	2,450	10/05/23	1.350%(A)	6 Month WIBOR(1)(S)	—	35,443	35,443
PLN	2,450	10/05/23	1.375%(A)	6 Month WIBOR(1)(S)	—	35,192	35,192
PLN	2,360	12/15/23	2.400%(A)	6 Month WIBOR(1)(S)	—	27,843	27,843

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	$—	$(53,868)	$(53,868)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)	—	9,560	9,560
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)	(2,315)	(94,746)	(92,431)
PLN	4,650	04/07/27	5.405%(A)	6 Month WIBOR(1)(S)	—	8,333	8,333
PLN	18	06/15/27	4.970%(A)	6 Month WIBOR(1)(S)	244	117	(127)
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)	—	450	450
PLN	6,675	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)	757	(63,213)	(63,970)
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)	—	37,217	37,217
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)	—	(4,847)	(4,847)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)	(9,656)	(23,991)	(14,335)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)	5,758	5,144	(614)
ZAR	35,922	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)	(51,186)	(46,751)	4,435
ZAR	19,350	09/21/27	8.280%(Q)	3 Month JIBAR(1)(Q)	1,025	(12,599)	(13,624)
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)	(42)	(13,175)	(13,133)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)	93	31,445	31,352
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)	1,662	29,823	28,161
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)	5,064	20,095	15,031
					$(53,392)	$(104,099)	$(50,707)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)	$3,628	$(14)	$3,642	Goldman Sachs International
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)	117	(15)	132	JPMorgan Chase Bank, N.A.
					$3,745	$(29)	$3,774

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).